COMPANY'S OPERATIONS - Interest on own Capital (Details) - Interest on own capital [Member] - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2023	Dec. 01, 2023
COMPANY'S OPERATIONS [Line Items]
Interest on own capital distributed		R$ 1,500,000
Amount to be distributed as interest on own capital per share		R$ 1.163375077
Percentage of income tax on interest on own capital	15.00%
Amount of income tax withheld and paid	R$ 190,119